Net Operating Loss Carryforwards Expire Date (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Operating Loss Carryforwards [Line Items]
2014	¥ 2,103
2015	6,236
2018	28,185
Thereafter	162,568
Total	¥ 199,092